Lease Commitments as Lessee - Schedule of Minimum Payments of Initiated and Remaining Lease Agreements With Non-cancelable Clauses (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, with non-cancelable clauses	R$ 5,423	R$ 6,738
Current [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, with non-cancelable clauses	1,113	1,336
Current [member] | Current [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, with non-cancelable clauses	1,113	1,336
Non-current [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, with non-cancelable clauses	4,310	5,402
Non-current [Member] | 1-5 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, with non-cancelable clauses	3,927	4,689
Non-current [Member] | Over 5 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, with non-cancelable clauses	R$ 383	R$ 713